SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Air conditioning equipment [Member]
Leasehold improvements, remaining term of lease	5 years	5 years
Office Equipment [Member]
Leasehold improvements, remaining term of lease	3 years	3 years